Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
	As of December 31,
(in thousands of U.S. dollars)	2018	2017
Accumulated losses of joint ventures	$2,808	$20,746

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Financial Statement Information of Joint Ventures [Table Text Block]
The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the
Neptune
) and SRV Joint Gas Two Ltd. (owner of the
Cape Ann
). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017	2016
Time charter revenues	$86,338	84,330	$86,544
Accrual historical boil-off claim (note 22)	—	(23,700)	—
Total revenues	86,338	60,630	86,544
Operating expenses	(21,864)	(17,256)	(18,213)
Depreciation and amortization	(20,065)	(20,244)	(19,666)
Operating income	44,409	23,130	48,665
Unrealized gain (loss) on derivative instruments	16,992	14,388	14,183
Other financial expense, net	(26,140)	(27,854)	(30,220)
Net income (loss)	$35,261	9,664	$32,628
Share of joint ventures owned	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	17,631	4,832	16,314
Eliminations	307	307	308
Equity in earnings (losses) of joint ventures	$17,938	5,139	$16,622

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017
Cash and cash equivalents	$7,958	$8,100
Restricted cash	13,844	8,520
Other current assets	1,894	2,012
Total current assets	23,696	18,632
Restricted cash	25,448	25,208
Vessels, net of accumulated depreciation	539,324	547,993
Deferred charges	194	—
Total long-term assets	564,966	573,201
Current portion of long-term debt	26,599	25,003
Amounts and loans due to owners and affiliates	1,215	314
Derivative instruments	10,178	10,649
Refund liabilities	26,055	—
Other current liabilities	8,924	37,725
Total current liabilities	72,971	73,691
Long-term debt	403,052	429,307
Loans due to owners and affiliates	7,071	6,526
Derivative instruments	51,563	68,085
Other long-term liabilities	43,526	39,006
Total long-term liabilities	505,212	542,924
Net liabilities	$10,479	$(24,782)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	5,240	(12,391)
Eliminations	(8,048)	(8,355)
Accumulated losses of joint ventures	$(2,808)	$(20,746)